CONDENSED CONSOLIDATED INTERIM CASH FLOW STATEMENTS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021		Jun. 30, 2020
CASH FLOWS USED IN OPERATING ACTIVITIES:
Net loss for the period	$ (14,642)		$ (6,108)
Adjustments required to reflect net cash used in operating activities (see appendix A)	10,294		(74)
Net cash used in operating activities	(4,348)		(6,182)
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchase of property and equipment	0		(29)
Net cash used in investing activities	0		(29)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Proceeds from Issuance of ordinary shares and warrants, net of issuance costs	0		797
Issuance of shares due to the ATM program, net of issuance costs	19,343		0
Proceeds from exercise of options and warrants	3,432		68
Principle element of lease payments	(94)		(72)
Net cash provided by financing activities	22,681		793
NET DECREASE IN CASH AND CASH EQUIVALENTS	18,333		(5,418)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD	8,593		15,185
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	26,926		9,767
Adjustments required to reflect net cash used in operating activities:
Depreciation	150		101
Change in fair value of financial liabilities at fair value through profit or loss	9,530		(318)
Financial expenses	19		19
Net changes in severance pay obligation	7		5
Share-based compensation	950		777
Total adjustments	10,656		584
Changes in working capital:
Decrease in accounts receivables	139		278
Increase in other current assets	(602)		(504)
Increase (decrease) in accounts payable and accruals:
Trade	125		(285)
Other	143		(34)
Decrease in contract liabilities	(150)		(94)
Changes in working capital	(345)		(639)
Cash used for operating activities -
Interest paid	(17)		(19)
Cash used for operating activities	10,294		(74)
Supplementary information on investing and financing activities not involving cash flows:
Right of use assets obtained in exchange for new operating lease liabilities	31		23
Exercise of warrants	9,567		0
Cashless exercise of warrants		[1]	0
Vested restricted shares units		[1]	$ 0

[1]	Represents an amount less than one thousand US dollars.